Cash and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and restricted cash
	December 31,
	2022	2021	2020

Cash	$11,159,610	$15,098,151	$3,426,467
Restricted Cash	3,242,989	653,324	1,367,630
Total cash and restricted cash presented in the consolidated statement of cash flows	$14,402,599	$15,751,475	$4,794,097